Expense Example	Jan. 28, 2026 USD ($)
3EDGE Dynamic Fixed Income ETF | 3EDGE Dynamic Fixed Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
3EDGE Dynamic Hard Assets ETF | 3EDGE Dynamic Hard Assets ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
3EDGE Dynamic International Equity ETF | 3EDGE Dynamic International Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,190
3EDGE Dynamic US Equity ETF | 3EDGE Dynamic US Equity ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Cullen Enhanced Equity Income ETF | Cullen Enhanced Equity Income ETF Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Vontobel U.S. Equity Fund | A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	1,359
Expense Example, with Redemption, 10 Years	3,098
Vontobel U.S. Equity Fund | Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	824
Expense Example, with Redemption, 10 Years	1,921
Vontobel U.S. Equity Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	517
Expense Example, with Redemption, 10 Years	$ 1,211